SHORT-TERM BORROWING (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 06, 2023	Nov. 14, 2022	Oct. 11, 2022	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 11, 2022	Jan. 07, 2022	Dec. 10, 2021
SHORT-TERM BORROWING
Short-term borrowings					$ 3,000	$ 5,439
Cathy Bank
SHORT-TERM BORROWING
Interest rate (as a percent)			4.46%
Mortgaged property amount					5,439
Line of credit					$ 5,439
Loan received			$ 1,500
East West Bank
SHORT-TERM BORROWING
Interest rate (as a percent)	2.50%	2.50%
Mortgaged property amount				$ 5,439
Line of credit				$ 5,439
Loan received	$ 2,439	$ 1,500
Ambow Education Inc | Cathy Bank
SHORT-TERM BORROWING
Short-term borrowings			$ 1,500
Interest rate (as a percent)									4.46%
Ambow Education Inc | East West Bank
SHORT-TERM BORROWING
Short-term borrowings	$ 2,439	$ 1,500
Interest rate (as a percent)							2.50%	2.50%